Performance Management - Towle Value ETF	Mar. 13, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of the Index, as well as a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://towleetfs.com/ or by calling the Fund at (215) 330-4476.
The Fund acquired all of the assets and assumed the liabilities of the Towle Value Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”), as of immediately after the close of business on March 13, 2026 (the “Reorganization”), and the Fund assumed the financial and performance history of the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially the same strategies as the Fund. Performance shown in the bar chart and table for periods ending on or prior to March 13, 2026 is that of the Predecessor Fund. The Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of the Index, as well as a broad measure of market performance.
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the Predecessor Fund’s highest quarterly return was 39.69% for the quarter ended June 30, 2020, and the lowest quarterly return was -49.19% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	39.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(49.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://towleetfs.com
Performance Availability Phone [Text]	(215) 330-4476